Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	Pacific Funds Series Trust
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2021
Document Effective Date	Jul. 30, 2021
Prospectus Date	Aug. 01, 2021
Pacific FundsSM Portfolio Optimization Conservative | CLASS A
Prospectus:
Trading Symbol	POAAX
Pacific FundsSM Portfolio Optimization Conservative | CLASS C
Prospectus:
Trading Symbol	POACX
Pacific FundsSM Portfolio Optimization Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PLCDX
Pacific FundsSM Portfolio Optimization Moderate-Conservative | CLASS A
Prospectus:
Trading Symbol	POBAX
Pacific FundsSM Portfolio Optimization Moderate-Conservative | CLASS C
Prospectus:
Trading Symbol	POBCX
Pacific FundsSM Portfolio Optimization Moderate-Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PMCDX
Pacific FundsSM Portfolio Optimization Moderate | CLASS A
Prospectus:
Trading Symbol	POCAX
Pacific FundsSM Portfolio Optimization Moderate | CLASS C
Prospectus:
Trading Symbol	POMCX
Pacific FundsSM Portfolio Optimization Moderate | ADVISOR CLASS
Prospectus:
Trading Symbol	POMDX
Pacific FundsSM Portfolio Optimization Growth | CLASS A
Prospectus:
Trading Symbol	PODAX
Pacific FundsSM Portfolio Optimization Growth | CLASS C
Prospectus:
Trading Symbol	PODCX
Pacific FundsSM Portfolio Optimization Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	PMADX
Pacific FundsSM Portfolio Optimization Aggressive-Growth | CLASS A
Prospectus:
Trading Symbol	POEAX
Pacific FundsSM Portfolio Optimization Aggressive-Growth | CLASS C
Prospectus:
Trading Symbol	POCEX
Pacific FundsSM Portfolio Optimization Aggressive-Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	POEDX
Pacific FundsSM Ultra Short Income | Advisor Class
Prospectus:
Trading Symbol	PLUDX
Pacific FundsSM Ultra Short Income | Class I
Prospectus:
Trading Symbol	PLUIX
Pacific FundsSM Short Duration Income | CLASS A
Prospectus:
Trading Symbol	PLADX
Pacific FundsSM Short Duration Income | CLASS C
Prospectus:
Trading Symbol	PLCSX
Pacific FundsSM Short Duration Income | CLASS I
Prospectus:
Trading Symbol	PLSDX
Pacific FundsSM Short Duration Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLDSX
Pacific FundsSM ESG Low Duration | Advisor
Prospectus:
Trading Symbol	PLEVX
Pacific FundsSM ESG Low Duration | Class I
Prospectus:
Trading Symbol	PLESX
Pacific FundsSM Core Income | CLASS A
Prospectus:
Trading Symbol	PLIAX
Pacific FundsSM Core Income | CLASS I
Prospectus:
Trading Symbol	PLIIX
Pacific FundsSM Core Income | Class C
Prospectus:
Trading Symbol	PLNCX
Pacific FundsSM Core Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLIDX
Pacific FundsSM ESG Core Bond | Class I
Prospectus:
Trading Symbol	PLEBX
Pacific FundsSM ESG Core Bond | Advisor Class
Prospectus:
Trading Symbol	PLEDX
Pacific FundsSM Strategic Income | CLASS A
Prospectus:
Trading Symbol	PLSTX
Pacific FundsSM Strategic Income | CLASS C
Prospectus:
Trading Symbol	PLCNX
Pacific FundsSM Strategic Income | CLASS I
Prospectus:
Trading Symbol	PLSRX
Pacific FundsSM Strategic Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLSFX
Pacific FundsSM Floating Rate Income | CLASS I
Prospectus:
Trading Symbol	PLFRX
Pacific FundsSM Floating Rate Income | Class A
Prospectus:
Trading Symbol	PLFLX
Pacific FundsSM Floating Rate Income | Class C
Prospectus:
Trading Symbol	PLBCX
Pacific FundsSM Floating Rate Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLFDX
Pacific FundsSM High Income | CLASS A
Prospectus:
Trading Symbol	PLAHX
Pacific FundsSM High Income | CLASS C
Prospectus:
Trading Symbol	PLCHX
Pacific FundsSM High Income | CLASS I
Prospectus:
Trading Symbol	PLHIX
Pacific FundsSM High Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLHYX
Pacific FundsSM Small/Mid-Cap | Class A
Prospectus:
Trading Symbol	PFDAX
Pacific FundsSM Small/Mid-Cap | Class C
Prospectus:
Trading Symbol	PFPCX
Pacific FundsSM Small/Mid-Cap | Advisor Class
Prospectus:
Trading Symbol	PFMDX
Pacific FundsSM Small/Mid-Cap | Class R6
Prospectus:
Trading Symbol	PFOIX
Pacific FundsSM Small-Cap | Class A
Prospectus:
Trading Symbol	PFKAX
Pacific FundsSM Small-Cap | Class C
Prospectus:
Trading Symbol	PFACX
Pacific FundsSM Small-Cap | Advisor Class
Prospectus:
Trading Symbol	PFQDX
Pacific FundsSM Small-Cap | Class R6
Prospectus:
Trading Symbol	PFJIX
Pacific FundsSM Small-Cap Value | Class A
Prospectus:
Trading Symbol	PFEAX
Pacific FundsSM Small-Cap Value | Class C
Prospectus:
Trading Symbol	PFHCX
Pacific FundsSM Small-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFFDX
Pacific FundsSM Small-Cap Value | Class R6
Prospectus:
Trading Symbol	PFEIX